SHAREHOLDERS' EQUITY - Schedule of share options outstanding and exercisable to employees and directors (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
2008 Plan [Member]
Schedule Of Share Options Outstanding And Exercisable To Employees And Directors [Line Items]
Option outstanding at beginning, Number of options		153,882
Option outstanding at beginning, Weighted average exercise price		$ 0.24
Option outstanding at beginning, Weighted average remaining contractual life		1 year 9 months	2 years 3 months
Granted, Number of options		0
Granted, Weighted average exercise price		$ 0
Exercised, Number of options		0
Exercised, Weighted average exercise price		$ 0
Forfeited, Number of options		0
Option outstanding at ending, Number of options		153,882	153,882
Option outstanding at ending, Weighted average exercise price		$ 0.24	$ 0.24
Options exercisable, Number of options		153,882
Options exercisable, Weighted average exercise price		$ 0.24
Options exercisable, Weighted average remaining contractual life		1 year 9 months
2019 Plan [Member]
Schedule Of Share Options Outstanding And Exercisable To Employees And Directors [Line Items]
Option outstanding at beginning, Number of options		971,476
Option outstanding at beginning, Weighted average exercise price		$ 4.51
Option outstanding at beginning, Weighted average remaining contractual life		8 years 10 months 13 days	8 years 8 months 19 days
Granted, Number of options		164,455
Granted, Weighted average exercise price		$ 1.06
Granted, Weighted average remaining contractual life		9 years 9 months 14 days
Exercised, Number of options		0
Exercised, Weighted average exercise price		$ 0
Forfeited, Number of options		0
Forfeited, Weighted average exercise price		$ 0
Option outstanding at ending, Number of options		1,135,931	971,476
Option outstanding at ending, Weighted average exercise price		$ 4.01	$ 4.51
Options exercisable, Number of options		490,874
Options exercisable, Weighted average exercise price		$ 3.96
Options exercisable, Weighted average remaining contractual life		7 years 10 months 20 days
Employee Stock [Member] | 2019 Plan [Member]
Schedule Of Share Options Outstanding And Exercisable To Employees And Directors [Line Items]
Granted, Number of options	164,455
Fair value of options	$ 890